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VP - PARTNERS INTERNATIONAL VALUE FUND
Supplement dated May 1, 2020
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners International Value Fund (the Fund)	5/1/2020

On March 17, 2020 the Fund's Board of Trustees approved the addition of a subadviser and changes to the Fund's principal investment strategies effective at a date to be determined (the Effective Date), which will be announced via a future supplement. As a result, on the Effective Date, Thompson, Siegel & Walmsley LLC (TSW) will assume day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund's Prospectus.

The information under the subsection "Principal Risks" in the "Summary of VP - Partners International Value Fund" section is hereby revised to add the following:

Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund's net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.

The fourth paragraph under the subsection "Performance Information" in the "Summary of VP - Partners International Value Fund" section is hereby superseded and replaced with the following:

The Fund's performance prior to the Effective Date reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadvisers and strategies had been in place for the prior periods, results shown may have been different.